NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Feb. 21, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense			$ 965,704	$ 69,483
Debt instrument face amount							$ 3,197,335.65
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings			1,169,291		$ 1,169,291	$ 1,953,842
Interest expense						293,090
Accrued interest			$ 917,957		$ 917,957	$ 917,957
Payment of exchange	$ 103
Debt instrument face amount	$ 2,092,700
Loan Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable		$ 1,000,000
Proceeds from related party debt		$ 2,000,000
Interest rate		8.00%